Supplemental Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2014
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Condensed Statements of Operations

The following condensed financial statements present CNH Industrial, Case New Holland Industrial Inc., the Guarantor Subsidiaries, and all other subsidiaries as of December 31, 2014, and 2013, and for the years ended December 31, 2014, 2013, and 2012.

	Condensed Statements of Operations For the Year Ended December 31, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total revenues	$2,034	$10	$12,898	$24,283	$(6,670)	$32,555
Cost and Expenses:
Cost of goods sold	1,750	—	10,269	19,422	(5,907)	25,534
Selling, general and administrative expenses	136	—	652	2,137	—	2,925
Research and development expenses	13	—	388	705	—	1,106
Restructuring expenses	3	—	29	152	—	184
Interest expense	210	234	140	1,284	(550)	1,318
Interest compensation to Financial Services	12	—	201	—	(213)	—
Other, net	15	(4)	185	203	—	399
	2,139	230	11,864	23,903	(6,670)	31,466
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(105)	(220)	1,034	380	-	1,089
Income taxes	(101)	(71)	268	371	—	467
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	714	918	364	(32)	(1,878)	86
Net income (loss)	710	769	1,130	(23)	(1,878)	708
Net income (loss) attributable to noncontrolling interests	—	—	—	(2)	—	(2)
Net income (loss) attributable to owners of the parent	$710	$769	$1,130	$(21)	$(1,878)	$710

	Condensed Statements of Operations For the Year Ended December 31, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total revenues	$1,940	$10	$13,831	$25,516	$(7,461)	$33,836
Cost and Expenses:
Cost of goods sold	1,633	—	11,016	20,655	(6,753)	26,551
Selling, general and administrative expenses	136	2	706	2,250	—	3,094
Research and development expenses	12	—	439	771	—	1,222
Restructuring expenses	—	—	1	70	—	71
Interest expense	173	262	136	1,127	(502)	1,196
Interest compensation to Financial Services	12	—	194	—	(206)	—
Other, net	487	1	(195)	35	—	328
	2,453	265	12,297	24,908	(7,461)	32,462
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(513)	(255)	1,534	608	-	1,374
Income taxes	56	(95)	357	353	—	671
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	1,246	1,056	354	522	(3,053)	125
Net income (loss)	677	896	1,531	777	(3,053)	828
Net income attributable to noncontrolling interests	—	—	—	151	—	151
Net income (loss) attributable to owners of the parent	$677	$896	$1,531	$626	$(3,053)	$677

	Condensed Statements of Operations For the Year Ended December 31, 2012
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total revenues	$2,161	$11	$13,305	$24,113	$(6,789)	$32,801
Cost and Expenses:
Cost of goods sold	1,829	—	10,714	19,189	(6,163)	25,569
Selling, general and administrative expenses	111	1	709	2,215	—	3,036
Research and development expenses	15	—	410	704	—	1,129
Restructuring expenses	—	—	—	231	—	231
Interest expense	147	280	116	1,095	(429)	1,209
Interest compensation to Financial Services	12	—	185	—	(197)	—
Other, net	96	—	169	15	—	280
	2,210	281	12,303	23,449	(6,789)	31,454
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(49)	(270)	1,002	664	—	1,347
Income taxes	13	(101)	288	364	—	564
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	818	682	453	155	(2,015)	93
Net income (loss)	756	513	1,167	455	(2,015)	876
Net income attributable to noncontrolling interests	—	—	—	120	—	120
Net income (loss) attributable to owners of the parent	$756	$513	$1,167	$335	$(2,015)	$756

Condensed Statements of Comprehensive Income

	Condensed Statements of Comprehensive Income For the Year Ended December 31, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$347	$769	$454	$(794)	$(435)	$341
Comprehensive income (loss) attributable to noncontrolling interests	—	—	—	(6)	—	(6)
Comprehensive income (loss) attributable to parent	$347	$769	$454	$(788)	$(435)	$347

	Condensed Statements of Comprehensive Income For the Year Ended December 31, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$343	$896	$1,764	$473	$(3,001)	$475
Comprehensive income attributable to noncontrolling interests	—	—	—	132	—	132
Comprehensive income (loss) attributable to parent	$343	$896	$1,764	$341	$(3,001)	$343

	Condensed Statements of Comprehensive Income For the Year Ended December 31, 2012
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$374	$513	$1,182	$313	$(1,928)	$454
Comprehensive income attributable to noncontrolling interests	—	—	—	80	—	80
Comprehensive income (loss) attributable to parent	$374	$513	$1,182	$233	$(1,928)	$374

Condensed Balance Sheets

	Condensed Balance Sheets As of December 31, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$7	$—	$39	$5,117	$—	$5,163
Deposits in subsidiaries’ cash management pools	230	—	4,135	—	(4,365)	-
Receivables	658	1,034	5,479	33,393	(18,038)	22,526
Inventories, net	233	—	1,711	5,064	—	7,008
Property, plant and equipment, net	75	—	1,186	5,604	—	6,865
Equipment on operating leases	—	—	—	1,518	—	1,518
Investments in unconsolidated subsidiaries and affiliates	245	—	1	359	—	605
Investments in consolidated subsidiaries	10,877	6,965	2,110	1,530	(21,482)	-
Goodwill and intangibles	50	—	2,824	460	—	3,334
Other	258	(55)	696	5,164	(1,169)	4,894
Total Assets	$12,633	$7,944	$18,181	$58,209	$(45,054)	$51,913
Liabilities and equity:
Debt	$5,622	$5,011	$3,275	$34,947	$(19,261)	$29,594
Trade payables	307	18	2,257	6,145	(2,745)	5,982
Other liabilities	1,782	(69)	3,272	7,957	(1,566)	11,376
Total equity	4,922	2,984	9,377	9,160	(21,482)	4,961
Total Equity and Liabilities	$12,633	$7,944	$18,181	$58,209	$(45,054)	$51,913

	Condensed Balance Sheets As of December 31, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$5	$-	$38	$5,524	$—	$5,567
Deposits in subsidiaries’ cash management pools	244	—	3,495	—	(3,739)	—
Receivables	638	1,242	5,369	35,328	(19,239)	23,338
Inventories, net	214	—	1,882	5,314	—	7,410
Property, plant and equipment, net	76	—	1,217	5,797	—	7,090
Equipment on operating leases	—	—	—	1,059	—	1,059
Investments in unconsolidated subsidiaries and affiliates	239	—	1	405	—	645
Investments in consolidated subsidiaries	10,489	6,288	1,967	1,144	(19,888)	—
Goodwill and intangibles	5	—	2,758	551	—	3,314
Other	153	29	1,491	4,846	(1,099)	5,420
Total Assets	$12,063	$7,559	$18,218	$59,968	$(43,965)	$53,843
Liabilities and equity:
Debt	$5,065	$4,872	$3,356	$35,775	$(19,202)	$29,866
Trade payables	379	98	2,728	7,612	(3,448)	7,369
Other liabilities	1,718	132	3,906	7,324	(1,427)	11,653
Total equity	4,901	2,457	8,228	9,257	(19,888)	4,955
Total Equity and Liabilities	$12,063	$7,559	$18,218	$59,968	$(43,965)	$53,843

Condensed Statements of Cash Flow

	Condensed Statements of Cash Flow For the Year Ended December 31, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$710	$769	$1,130	$(23)	$(1,878)	$708
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	14	—	212	914	—	1,140
Other, net	(429)	(735)	(574)	(1,078)	1,649	(1,167)
Net cash provided (used) by operating activities	295	34	768	(187)	(229)	681
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(26)	—	(163)	(2,647)	—	(2,836)
Net collections from retail receivables and related securitizations	—	—	—	39	—	39
(Deposits in) withdrawals from subsidiaries’ cash management pools	—	—	(757)	—	757	—
Other, net	294	—	(121)	(251)	916	838
Net cash (used) provided by investing activities	268	-	(1,041)	(2,859)	1,673	(1,959)
Financing Activities:
Net (decrease) increase in indebtedness	(205)	208	(339)	3,028	(963)	1,729
Dividends paid	(360)	(249)	(337)	(1,386)	1,950	(382)
Other, net	18	7	977	1,447	(2,431)	18
Net cash provided (used) by financing activities	(547)	(34)	301	3,089	(1,444)	1,365
Other, net	(14)	—	(27)	(450)	—	(491)
Increase (decrease) in cash and cash equivalents	2	—	1	(407)	—	(404)
Cash and cash equivalents, beginning of year	5	—	38	5,524	—	5,567
Cash and cash equivalents, end of year	$7	$—	$39	$5,117	$—	$5,163

	Condensed Statements of Cash Flow For the Year Ended December 31, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$677	$896	$1,531	$777	$(3,053)	$828
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	10	—	180	913	—	1,103
Other, net	(392)	(1,154)	696	(1,276)	1,717	(409)
Net cash provided (used) by operating activities	295	(258)	2,407	414	(1,336)	1,522
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(10)	—	(225)	(2,431)	—	(2,666)
Net additions from retail receivables and related securitizations	—	—	—	(1,468)	—	(1,468)
(Deposits in) withdrawals from subsidiaries’ cash management pools	(3)	—	(770)	—	773	—
Other, net	(1,929)	—	(502)	785	1,992	346
Net cash (used) provided by investing activities	(1,942)	-	(1,497)	(3,114)	2,765	(3,788)
Financing Activities:
Net (decrease) increase in indebtedness	1,602	58	(310)	1,722	(82)	2,990
Dividends paid	(365)	—	(589)	(1,384)	1,970	(368)
Other, net	306	—	—	3,005	(3,317)	(6)
Net cash provided (used) by financing activities	1,543	58	(899)	3,343	(1,429)	2,616
Other, net	—	—	(1)	19	—	18
Increase (decrease) in cash and cash equivalents	(104)	(200)	10	662	—	368
Cash and cash equivalents, beginning of year	109	200	28	4,862	—	5,199
Cash and cash equivalents, end of year	$5	$-	$38	$5,524	$—	$5,567

	Condensed Statements of Cash Flow For the Year Ended December 31, 2012
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$756	$513	$1,167	$455	$(2,015)	$876
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	11	—	164	864	—	1,039
Other, net	349	(853)	(100)	(756)	287	(1,073)
Net cash provided (used) by operating activities	1,116	(340)	1,231	563	(1,728)	842
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(12)	—	(247)	(1,975)	—	(2,234)
Net additions from retail receivables and related securitizations	—	—	—	(873)	—	(873)
(Deposits in) withdrawals from subsidiaries’ cash management pools	690	—	(80)	—	(610)	—
Other, net	(722)	—	(386)	(34)	1,652	510
Net cash (used) provided by investing activities	(44)	—	(713)	(2,882)	1,042	(2,597)
Financing Activities:
Net (decrease) increase in indebtedness	(1,071)	538	(320)	1,199	856	1,202
Dividends paid	(567)	—	(341)	(138)	430	(616)
Other, net	70	2	81	460	(600)	13
Net cash provided (used) by financing activities	(1,568)	540	(580)	1,521	686	599
Other, net	—	—	1	(1)	—	—
Increase (decrease) in cash and cash equivalents	(496)	200	(61)	(799)	—	(1,156)
Cash and cash equivalents, beginning of year	605	—	89	5,661	—	6,355
Cash and cash equivalents, end of year	$109	$200	$28	$4,862	$—	$5,199